FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2003
                                                      ------------------

          Check here if Amendment [ ]: Amendment Number: _____________

                       This Amendment (Check only one):
                        _
                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:          Cliffwood Partners LLC
Address:       11726 San Vicente Blvd. #600
               Los Angeles, CA  90049


Form 13F File Number: 028-06233
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               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Michael H. Casey
Title:         Managing Member
Phone:         (310) 442-0370 Ext. 224

Signature, Place and Date of Signing:

/s/ Michael H. Casey       11726 San Vicente Blvd. #600     November 14, 2003
--------------------       Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:      $283,339,518 (thousands)

List of Other Included Managers:              None


                                                                                              Investment
   NAME OF ISSUER             Title of Class      CUSIP           Value        # OF SHARES    Discretion    Other Managers    SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Acadia Rlty Tr                 COM SH BEN INT    004239109    $17,998,416.00    1,639,200        Yes            None          sole
AMB Property Corp                    com         00163T109     $5,062,083.00      164,300        Yes            None          sole
American Finl Rlty Tr                com         02607P305     $6,883,620.00      488,200        Yes            None          sole
AvalonBay Cmntys Inc                 com         053484101    $23,582,520.00      503,900        Yes            None          sole
Boston Properties Inc                com         101121101     $6,311,844.00      145,200        Yes            None          sole
Boykin Lodging Co                    com         103430104     $6,279,704.00      762,100        Yes            None          sole
Catellus Dev Corp                    com         149111106    $27,310,650.00    1,117,000        Yes            None          sole
Commercial Net Lease Rlty In         com         202218103     $5,141,357.00      301,900        Yes            None          sole
Costco Whsl Corp New                 com         22160K105     $1,084,020.00       34,800        Yes            None          sole
Federal Realty Invt Tr         SH BEN INT NEW    313747206     $9,620,460.00      261,000        Yes            None          sole
Host Marriott Corp New               com         44107P104     $9,505,707.00      885,900        Yes            None          sole
HRPT Pptys Tr                  COM SH BEN INT    40426W101    $40,904,242.00    4,475,300        Yes            None          sole
Innkeepers USA Tr                    com         4576J0104    $13,478,040.00    1,549,200        Yes            None          sole
Intrawest Corporation              COM NEW       460915200     $5,540,040.00      396,000        Yes            None          sole
IStar Finl Inc                       com         45031U101    $13,200,155.00      338,900        Yes            None          sole
Kimco Realty Corp                    com         49446R109       $925,922.00       22,600        Yes            None          sole
Post Pptys Inc                       com         737464107     $7,651,630.00      281,000        Yes            None          sole
Regency Ctrs Corp                    com         758849103     $8,541,830.00      231,800        Yes            None          sole
Rouse Co                             com         779273101    $26,625,450.00      638,500        Yes            None          sole
Shurgard Storage Ctrs Inc            com         82567D104     $8,825,000.00      250,000        Yes            None          sole
Summit Pptys Inc                     com         866239106     $7,402,176.00      325,800        Yes            None          sole
Taubman Ctrs Inc                     com         876664103    $17,134,320.00      874,200        Yes            None          sole
Vornado Rlty Tr                  SH BEN INT      929042109    $14,330,332.00      298,300        Yes            None          sole
                                                             ---------------
REPORT SUMMARY            23 data records                    $283,339,518.00
                                                             ===============